Financial Risk Management (Details) - Schedule of Expected Credit Losses on Trade Receivables - Asset Class [Member] - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial Risk Management (Details) - Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount
Estimated total gross carrying amount at default	1,889,556
Lifetime ECL	57,831
31 - 90 [Member]
Financial Risk Management (Details) - Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount
Expected loss rate	0.00%
Estimated total gross carrying amount at default	$ 239,522
Lifetime ECL	0.1
90 - 180 [Member]
Financial Risk Management (Details) - Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount
Expected loss rate	0.03%
Estimated total gross carrying amount at default	$ 220,966
Lifetime ECL	73.16
180 - 365 [Member]
Financial Risk Management (Details) - Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount
Expected loss rate	5.82%
Estimated total gross carrying amount at default	$ 59,573
Lifetime ECL	3,641.53
>365 [Member]
Financial Risk Management (Details) - Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount
Expected loss rate	50.00%
Estimated total gross carrying amount at default	$ 110,006
Lifetime ECL	$ 54,116.2
Not past due &30 [Member]
Financial Risk Management (Details) - Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount
Expected loss rate	0.00%
Estimated total gross carrying amount at default	$ 1,259,489
Lifetime ECL	$ 0.01